Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

3. ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Accounts receivable	743	973	139
Less: Allowance for credit losses	(10)	(28)	(4)
Accounts receivable, net	733	945	135

The movement of the allowance for credit losses is as follows:

	As of December 31,
	2024	2025
	RMB	RMB	USD

Balance at the beginning of the year	9	10	1
Additions	277	100	14
Write off	(276)	(82)	(11)
Total	10	28	4

The allowance for credit losses is estimated using the expected credit loss model in accordance with ASC 326.

The increase in allowance in 2025 primarily reflects additional provisioning on certain aged receivables. Write-offs during the year mainly relate to balances that were previously provided for.

Management considers the allowance to be adequate based on historical experience, current conditions, and expected future economic factors.

The majority of accounts receivable balances as of December 31, 2025 are within short aging periods and are generally settled within normal credit terms. The Company also considers subsequent collections in assessing recoverability of receivables.

No significant concentration of credit risk was identified, as the Group’s customers are primarily diversified across different regions and industries, including government-related entities and commercial customers.